Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Current income tax (benefits)/expenses	$ 315	$ (471)	$ (38)
Deferred income tax (benefits)/expenses	4,361	382	(2,214)
Income tax benefit	$ 4,676	$ (89)	$ (2,252)